Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Group's investments in joint ventures
	June 30, 2022	June 30, 2021
Beginning of the year	19,936	183,192
Capital contributions	1,035	69
Decrease of interest in associate (iv)	-	(71,905)
Deconsolidation (i)	-	(79,438)
Share of loss	(355)	(4,977)
Impairment (iii)	-	(1,027)
Currency translation adjustment	(473)	(5,869)
Dividends	(3,586)	-
Other comprehensive loss	-	(89)
Others	(431)	(20)
End of the year (ii)	16,126	19,936

Schedule of additional information related to the Groups investment
Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income / (loss)
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2020
Associates and joint ventures
New Lipstick	49.96%	49.96%	49.96%	143	357	69	(787)	18,801
BHSA (1)	29.91%	29.91%	29.91%	9,665	8,792	873	(1,240)	(936)
Condor	21.70%	18.89%	18.89%	-	2,657	425	(679)	295
Quality (2)	50.00%	50.00%	50.00%	3,858	4,800	(983)	(425)	456
La Rural SA	50.00%	50.00%	50.00%	243	277	(42)	(221)	251
TGLT (3)	27.82%	27.82%	30.20%	813	1,537	(723)	(3,537)	(285)
Other joint ventures	N/A	N/A	N/A	1,404	1,516	(447)	(3,957)	2,896
Total associates and joint ventures				16,126	19,936	(828)	(10,846)	21,478
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)	Profit / (loss) for the year	Latest financial statements issued Shareholders’ equity
Associates and joint ventures
New Lipstick	U.S.	Real estate	N/A	-	(*) (1)	(*) (42)
BHSA (1)	Argentina	Financial	448,689,072	(**) 1,500	(**) 2,920	(**) 31,251
Quality (2)	Argentina	Real estate	225,146,912	406	(1,965)	7,563
La Rural SA	Argentina	Organization of events	714,998	1	(58)	339
TGLT (3)	Argentina	Real estate	257,330,595	925	(2,950)	4,084

Schedule of financial information of the joint ventures considered to be material
	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
As of 06.30.22
Associates
BHSA	241,536	79,939	280,495	8,961	32,019	29.91%	9,577	88	9,665
TGLT	7,511	12,371	8,176	7,677	4,029	27.82%	1,121	(308)	813
Joint ventures
Quality Invest (ii)	61	11,490	70	3,919	7,562	50.00%	3,781	77	3,858
.
As of 06.30.21
Associates
BHSA	188,185	116,578	256,477	19,122	29,164	29.91%	8,723	69	8,792
TGLT	8,460	19,366	8,117	12,635	7,074	27.82%	1,968	(431)	1,537
Joint ventures
Quality Invest (ii)	8	14,499	164	4,898	9,445	50.00%	4,723	77	4,800
	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
As of 06.30.22 (i)
Associates
BHSA	54,043	2,920	2,920	-	33,208	(240)	(24,583)	8,385
TGLT	4,198	(2,129)	(2,089)	-	(1,322)	4,209	(2,530)	357
Joint ventures
Quality Invest (ii)	206	(1,965)	(1,965)	-	(1)	24	(2)	21

As of 06.30.21 (i)
Associates
BHSA	47,976	(4,145)	(4,145)	-	7,081	(212)	(46,143)	(39,274)
TGLT	4,196	(3,142)	(3,155)	-	185	108	(746)	(453)
Joint ventures
Quality Invest (ii)	74	(849)	(849)	-	(97)	(7)	104	-